Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue		$ 684	$ 435	$ 2,011	$ 1,316	$ 1,992	$ 1,747
Cost of goods sold		172	112	527	373	550	462
Gross profit		512	323	1,484	943	1,442	1,285
Operating expenses:
Selling, general and administrative		2,860	2,361	7,807	7,025	9,434	10,009
Research and development		2,279	2,686	7,119	5,975	8,448	6,486
Total operating expenses		5,139	5,047	14,926	13,000	17,882	16,495
Operating loss		(4,627)	(4,724)	(13,442)	(12,057)	(16,440)	(15,210)
Change in fair value of the warrant liability, net		27	8,680	1,227	9,171	12,780	564
Derivative instrument income						12,780	564
Gain on warrant extinguishment		0	0	9,613	0
Interest income						17	9
Loss on debt settlements		(2,952)		(2,952)	0
Interest expense		(5,042)	(4,963)	(20,324)	(6,584)
Other income (expense)		(2)	3	5	(15)	(14,328)	(67)
Net loss		(12,596)	(1,004)	(25,873)	(9,485)	(17,971)	(14,704)
Other comprehensive loss:
Foreign currency translation adjustments		(15)	(2)	7	(12)	(33)	(28)
Comprehensive loss		$ (12,611)	$ (1,006)	$ (25,866)	$ (9,497)	$ (18,004)	$ (14,732)
Common share data:
Basic and diluted loss per share	[1]	$ (9.36)	$ (230.99)	$ (34.99)	$ (2,232.30)	$ (10.59)	$ (14.56)
Weighted average number of basic and diluted common shares outstanding	[1]	1,401,413	4,349	754,421	4,249	1,696,237	1,010,105

[1]	reflects a one-for-sixteen (1:16) reverse stock split effected on July 21, 2016 and a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017